Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt	Debt
The following table provides the breakdown of debt as at December 31, 2022 and 2021:

In millions		Maturity	US dollar-denominated amount		December 31,	2022	2021
Notes and debentures (1)
Canadian National series:
2.25%	10-year notes (2)	Nov 15, 2022	US$	—		$—	$316
7.63%	30-year debentures	May 15, 2023	US$	150		203	190
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		474	442
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		678	632
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		644	600
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		271	253
3.85%	10-year notes (2)	Aug 5, 2032	US$	800		1,084	—
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		678	632
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		610	569
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		339	316
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		407	379
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		339	316
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		339	316
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		881	821
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		813	758
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		881	821
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		813	758
4.40%	30-year notes (2)	Aug 5, 2052	US$	700		949	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		169	158
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						14,814	12,519
Other
Commercial paper						805	140
Finance leases						10	10
Equipment loans and other (4)						779	770
Total debt, gross						16,408	13,439
Net unamortized discount and debt issuance costs (3)						(979)	(954)
Total debt (5)						15,429	12,485
Less: Current portion of long-term debt						1,057	508
Total long-term debt						$14,372	$11,977
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2022, these notes were recorded as a discounted debt of $15 million (2021 - $14 million) using an imputed interest rate of 5.75% (2021 - 5.75%). The discount of $827 million (2021 - $828 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $734 million (2021 - $723 million) of equipment loan under the non-revolving credit facility. Also included is $45 million (2021 - $47 million) of other equipment loans payable monthly at a weighted average interest rate of 2.12% (2021 - 2.12%).
(5)See Note 23 – Financial instruments for the fair value of debt.
Notes and debentures
For the year ended December 31, 2022, the Company issued and repaid the following:
•On November 15, 2022, repayment of US$250 million ($332 million) 2.25% Notes due 2022 upon maturity; and
•On August 5, 2022, issuance of US$800 million ($1,028 million) 3.85% Notes due 2032 and US$700 million ($900 million) 4.40% Notes due 2052, in the U.S. capital markets, which resulted in total net proceeds of $1,901 million. In conjunction with this debt issuance, CN settled a notional US$675 million ($868 million) of treasury locks, resulting in a cumulative loss of $2 million. This loss was recorded in Accumulated other comprehensive loss and is being amortized over the term of the corresponding debt and recognized as an adjustment to interest expense on the Consolidated Statements of Income (see Note 23 – Financial instruments - Interest rate risk).

For the year ended December 31, 2021, the Company repaid the following:
•On September 15, 2021, early redemption of US$400 million ($506 million) 2.85% Notes due 2021; and
•On January 18, 2021, early redemption of $250 million 2.75% Notes due 2021.

Revolving credit facilities
The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes including backstopping the Company's commercial paper programs. On March 31, 2022, the Company's revolving credit facility agreement was amended, to extend the term of the credit facility by one year and transition from the benchmark on US borrowings from LIBOR to the Secured Overnight Financing Rate (SOFR). The credit facility of $2.5 billion consists of a $1.25 billion tranche maturing on March 31, 2025 and a $1.25 billion tranche maturing on March 31, 2027. The revolving credit facility agreement is structured as a sustainability linked loan whereby its applicable margins are adjusted upon achievement of certain sustainability targets. Subject to the consent of the individual lenders, the Company has the option to increase the facility by an additional $500 million during its term and to request an extension once a year to maintain the tenors of three year and five year of the respective tranches. The credit facility provides for borrowings at various benchmark interest rates, such as the SOFR and the Canadian Dollar Offered Rate (CDOR), plus applicable margins, based on CN's credit ratings and sustainability targets. There is no fallback language for CDOR.
As at December 31, 2022 and 2021, the Company had no outstanding borrowings under this revolving credit facility and there were no draws in 2022 and 2021.
On March 18, 2022, the Company entered into a $1.0 billion two-year unsecured revolving credit facility agreement with a consortium of lenders. The credit facility is available for working capital and general corporate purposes and provides for borrowings at various benchmark interest rates, such as SOFR and CDOR, plus applicable margins, based on CN's credit ratings. As at December 31, 2022, the Company had no outstanding borrowings under this revolving credit facility and there were no draws in 2022.
Both revolving credit facility agreements have one financial covenant, which limits debt as a percentage of total capitalization. The Company is in compliance as at December 31, 2022.

Equipment loans
The Company has a secured non-revolving term loan credit facility for financing or refinancing the purchase of equipment. The equipment loans made under the non-revolving credit facility have a tenor of 20 years, bear interest at variable rates such as LIBOR and CDOR plus a margin, are repayable in equal quarterly installments, are prepayable at any time without penalty, and are secured by rolling stock.
On March 31, 2021, the Company issued a US$310 million ($389 million) equipment loan under this facility. The Company repaid US$31 million ($40 million) and repaid US$27 million ($33 million) of equipment loans in 2022 and 2021, respectively.
As at December 31, 2022 and 2021, the Company had outstanding borrowings of US$542 million ($734 million) and US$572 million ($723 million), respectively, at a weighted-average interest rate of 5.22% and 0.81%, respectively, and had no further amount available under this non-revolving term loan facility.

Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's revolving credit facility. The maximum aggregate principal amount of commercial paper that can be issued is $2.5 billion, or the US dollar equivalent, on a combined basis.
As at December 31, 2022 and 2021, the Company had total commercial paper borrowings of US$594 million ($805 million) and US$111 million ($140 million), respectively, at a weighted-average interest rate of 4.27% and 0.18%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Commercial paper with maturities less than 90 days
Issuance		$11,799	$5,254	$5,315
Repayment		(11,087)	(5,289)	(6,076)
Change in commercial paper with maturities less than 90 days, net		$712	$(35)	$(761)
Commercial paper with maturities of 90 days or greater
Issuance		$440	$353	$736
Repayment		(589)	(252)	(1,248)
Change in commercial paper with maturities of 90 days or greater, net		$(149)	$101	$(512)
Change in commercial paper, net		$563	$66	$(1,273)

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On January 19, 2023, the Company extended the term of its agreement by one year to February 1, 2025. The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month and the interest on borrowings under the Accounts receivable securitization program is renewed based on commercial paper rates then in effect or SOFR or CDOR if the commercial paper market is inaccessible and includes fallback language that allows for the succession of CDOR to an alternative rate consistent with market convention.
As at December 31, 2022, and 2021, the Company had no outstanding borrowings under the accounts receivable securitization program.
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Beginning of year		$—	$—	$200
Proceeds received		—	—	450
Repayment		—	—	(650)
End of year		$—	$—	$—

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 31, 2022, the Company extended the maturity date of certain committed bilateral letter of credit facility agreements to April 28, 2025. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued.
As at December 31, 2022, the Company had outstanding letters of credit of $396 million (2021 - $394 million) under the committed facilities from a total available amount of $470 million (2021 - $518 million) and $100 million (2021 - $158 million) under the uncommitted facilities.
As at December 31, 2022, included in Restricted cash and cash equivalents was $397 million (2021 - $396 million) and $100 million (2021 - $100 million) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.
Debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2022, for the next five years and thereafter:

In millions	Debt (1)
2023	$1,056
2024	509
2025	385
2026	713
2027	36
2028 & thereafter	12,720
Total	15,419
Finance lease liabilities (2)	10
Total debt	$15,429
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 13 – Leases for maturities of finance lease liabilities.

Amount of US dollar-denominated debt
The following table provides the breakdown of US dollar-denominated debt as at December 31, 2022 and 2021:

In millions	December 31,		2022		2021
Notes and debentures		US$	7,800	US$	6,550
Commercial paper			594		111
Finance lease liabilities			7		8
Equipment loans and other			574		606
Total amount of US dollar-denominated debt in US$		US$	8,975	US$	7,275
Total amount of US dollar-denominated debt in C$			$12,165		$9,193